Business Combinations RDX Asset Acquisition (Details) - RDX Asset acquisition [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	$ 1,673
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other	100
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	789
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	670
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	3,232
Business Combination, Contingent Consideration, Liability	(2,376)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other	(20)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	836
Goodwill	5,311
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	$ 6,147